Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Cash flows from operating activities
Net loss	$ (171,195,000)	$ (318,891,000)	$ (410,036,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash LNG inventory write-downs	0	17,537,000	24,461,000
Depreciation and amortization expense	155,621,000	65,704,000	58,601,000
Amortization of debt issuance costs, deferred commitment fees, premium and discount	29,774,000	12,174,000	14,264,000
Loss on early extinguishment of debt	71,824,000	96,273,000	114,335,000
Total (gains) losses on derivatives, net	(47,882,000)	7,154,000	117,701,000
Net cash used for settlement of derivative instruments	(8,301,000)	(41,398,000)	(21,581,000)
Other	772,000	85,000	15,000
Changes in operating assets and liabilities:
Accounts and other receivables	(90,122,000)	259,000	(293,000)
Accounts receivable—affiliate	(98,032,000)	1,248,000	(503,000)
Advances to affiliate	442,000	(12,513,000)	(12,586,000)
Inventory	(58,030,000)	(25,037,000)	(19,008,000)
Accounts payable and accrued liabilities	166,710,000	(996,000)	3,949,000
Due to affiliates	11,288,000	14,882,000	(15,842,000)
Deferred revenue	41,961,000	(3,986,000)	(3,938,000)
Other, net	(6,324,000)	(12,010,000)	(4,236,000)
Other, net—affiliate	1,245,000	28,416,000	17,653,000
Net cash used in operating activities	(249,000)	(171,099,000)	(137,044,000)
Cash flows from investing activities
Property, plant and equipment, net	(2,315,081,000)	(2,912,080,000)	(2,645,553,000)
Other	(38,318,000)	(62,448,000)	(38,880,000)
Net cash used in investing activities	(2,353,399,000)	(2,974,528,000)	(2,684,433,000)
Cash flows from financing activities
Proceeds from issuances of debt	8,002,500,000	2,860,000,000	2,584,500,000
Repayments of debt	(5,250,500,000)	0	(177,000,000)
Debt issuance and deferred financing costs	(114,724,000)	(169,924,000)	(101,787,000)
Debt extinguishment costs	(14,087,000)	0	0
Distributions to owners	(99,025,000)	(99,018,000)	(98,979,000)
Net cash provided by financing activities	2,524,164,000	2,591,058,000	2,206,734,000
Net increase (decrease) in cash, cash equivalents and restricted cash	170,516,000	(554,569,000)	(614,743,000)
Cash, cash equivalents and restricted cash—beginning of period	434,428,000	988,997,000	1,603,740,000
Cash, cash equivalents and restricted cash—end of period	604,944,000	434,428,000	988,997,000
Balances per Consolidated Balance Sheets:
Cash and cash equivalents	0	146,221,000	248,830,000
Restricted cash	604,944,000	274,557,000	195,702,000
Non-current restricted cash	0	13,650,000	544,465,000
Total cash, cash equivalents and restricted cash	$ 604,944,000	$ 434,428,000	$ 988,997,000